Restricted Cash	9 Months Ended
Sep. 30, 2014
Restricted Cash [Abstract]
RESTRICTED CASH

NOTE 10– RESTRICTED CASH

During the three month period ended September 30, 2014, the Company entered into an agreement with a lender to provide financing for a purchase order for its demonstration asset (See Note 5 – Note C-11). As at September 30, 2014, $41,848 is held in escrow until the purchase order is finalized and complete.